T. ROWE PRICE Global Consumer Fund
September 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.8%
Common Stocks 1.8%
MercadoLibre (USD) (1) 251 587
Total Argentina (Cost $232) 587
AUSTRALIA 2.5%
Common Stocks 2.3%
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $752
(USD) (1)(2)(3) 441 726
726
Convertible Preferred Stocks 0.2%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $53 (USD) (1)(2)(3) 31 51
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $18
(USD) (1)(2)(3) 11 18
69
Total Australia (Cost $823) 795
CANADA 1.1%
Common Stocks 1.1%
Shopify, Class A (USD) (1) 2,472 367
Total Canada (Cost $165) 367
CHINA 6.6%
Common Stocks 6.5%
Alibaba Group Holding (HKD)  59,700 1,335
PDD Holdings, ADR (USD) (1) 2,585 342
Tencent Holdings (HKD)  4,700 400
2,077
Common Stocks - China A Shares 0.1%
Kweichow Moutai, A Shares (CNH)  200 41
41
Total China (Cost $1,507) 2,118

T. ROWE PRICE Global Consumer Fund

Shares $ Value
(Cost and value in $000s)
FRANCE 6.9%
Common Stocks 6.9%
Hermes International  341 839
L'Oreal  1,084 471
LVMH Moet Hennessy Louis Vuitton  1,471 905
Total France (Cost $1,540) 2,215
GERMANY 0.7%
Common Stocks 0.7%
Beiersdorf  2,155 225
Total Germany (Cost $308) 225
ITALY 0.1%
Common Stocks 0.1%
Davide Campari-Milano (4) 2,858 18
Total Italy (Cost $19) 18
JAPAN 5.8%
Common Stocks 5.8%
Asics  11,500 301
Calbee  5,800 112
Sanrio  7,600 357
Seven & i Holdings  19,200 258
Sony Financial Group (1) 28,400 31
Sony Group  28,400 816
Total Japan (Cost $851) 1,875
NETHERLANDS 1.1%
Common Stocks 1.1%
Coca-Cola Europacific Partners (USD)  971 88
Heineken  3,395 266
Total Netherlands (Cost $402) 354

T. ROWE PRICE Global Consumer Fund

Shares $ Value
(Cost and value in $000s)
PORTUGAL 0.5%
Common Stocks 0.5%
Jeronimo Martins  7,350 179
Total Portugal (Cost $109) 179
SINGAPORE 0.5%
Common Stocks 0.5%
Trip.com Group, ADR (USD)  2,343 176
Total Singapore (Cost $97) 176
SWITZERLAND 3.4%
Common Stocks 3.4%
Cie Financiere Richemont, Class A  1,375 264
Nestle  7,366 676
On Holding, Class A (USD) (1) 3,611 153
Total Switzerland (Cost $744) 1,093
UNITED KINGDOM 2.4%
Common Stocks 2.4%
Unilever (EUR)  13,144 781
Total United Kingdom (Cost $663) 781
UNITED STATES 68.7%
Common Stocks 68.5%
Amazon.com (1) 31,684 6,957
Apple  1,482 377
Booking Holdings  123 664
Burlington Stores (1) 2,851 725
Chipotle Mexican Grill (1) 15,497 607
Coca-Cola  20,561 1,364
Colgate-Palmolive  3,816 305
Costco Wholesale  2,073 1,919
Dollar General  2,248 232
Hilton Worldwide Holdings  2,614 678
Home Depot  4,817 1,952
Keurig Dr Pepper  5,907 151

T. ROWE PRICE Global Consumer Fund

Shares $ Value
(Cost and value in $000s)
Marriott International, Class A  385 100
McDonald's  3,398 1,033
Meta Platforms, Class A  483 355
Mondelez International, Class A  5,953 372
NIKE, Class B  2,209 154
O'Reilly Automotive (1) 10,126 1,092
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $96 (1)(2)
(3) 25,556 8
Philip Morris International  1,441 234
Procter & Gamble  11,328 1,740
Ross Stores  4,819 734
Wingstop  1,421 358
22,111
Convertible Preferred Stocks 0.2%
Rappi, Series E, Acquisition Date: 9/8/20, Cost $331 (1)(2)(3) 5,539 81
81
Total United States (Cost $11,406) 22,192
SHORT-TERM INVESTMENTS 1.1%
Money Market Funds 1.1%
T. Rowe Price Government Reserve Fund, 4.16% (5)(6) 365,630 366
Total Short-Term Investments (Cost $366) 366
SECURITIES LENDING COLLATERAL 0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 4.16% (5)(6) 18,000 18
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 18
Total Securities Lending Collateral (Cost $18) 18
Total Investments in Securities  103.3%
(Cost $19,250) $ 33,359
Other Assets Less Liabilities (3.3)% (1,071)
Net Assets 100.0% $ 32,288

T. ROWE PRICE Global Consumer Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $884 and represents 2.7% of net assets.
(4) All or a portion of this security is on loan at September 30, 2025.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
EUR Euro
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE Global Consumer Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.16% $ — $ — $ 9++
Totals $ —# $ — $ 9+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
T. Rowe Price Government
Reserve Fund, 4.16% $ 2,704  ¤  ¤ $ 384
Total $ 384^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $9 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $384.

T. ROWE PRICE Global Consumer Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Global Consumer
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund’s Board of Directors has approved the liquidation and dissolution of the fund. The liquidation and dissolution are expected to occur on or about November 21, 2025 (liquidation date). After the liquidation date, the fund will be terminated and no longer be offered to shareholders for purchase. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Global Consumer Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign

T. ROWE PRICE Global Consumer Fund

markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
September 30, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Global Consumer Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2025, totaled $113,000 for the period ended September 30, 2025.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 23,816 $ 8,275 $ 734 $ 32,825
Convertible Preferred Stocks — — 150 150
Short-Term Investments 366 — — 366
Securities Lending Collateral 18 — — 18
Total $ 24,200 $ 8,275 $ 884 $ 33,359
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Ending
Balance
9/30/25
Investment in Securities
Common Stocks $ 594 $ 140 $ 734
Convertible Preferred Stocks 177 (27) 150
Total $ 771 $ 113 $ 884

T. ROWE PRICE Global Consumer Fund

existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F31-054Q3 09/25